Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Holiday [Line Items]
Percentage of valuation allowance	100.00%
Increase in valuation allowance	$ 5,000,000	$ 1,200,000
Federal [Member]
Income Tax Holiday [Line Items]
Operating loss carryforwards	$ 72,300,000